Equity-Based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Equity-Based Compensation - Schedule of Compensation Expense (Details) [Line Items]
Compensation Expense, Total			$ (315)	$ 1,282	$ 34
Class A units [Member]
Equity-Based Compensation - Schedule of Compensation Expense (Details) [Line Items]
Compensation Expense, Total	[1]		(277)	841	(225)
Incentive Units [Member]
Equity-Based Compensation - Schedule of Compensation Expense (Details) [Line Items]
Compensation Expense, Total			$ (38)	$ 441	$ 259

[1]	In the three months ended March 31, 2025, USARE LLC recorded equity-based compensation for issuance of its Class A Units to certain consultants immediately prior to the Closing Date of the Merger pursuant to existing bonus agreements. In the three and six months ended June 30, 2024, USARE LLC recorded the forfeiture of equity-based compensation of its former CEO.